Pension Plans and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Plan	Dec. 31, 2011 Plan
Defined benefit plan
Employer's contributions under defined contribution plans	$ 235	$ 199	$ 187
Number of defined benefit plans		9	9
Other Postretirement Benefits
Defined benefit plan
Benefit obligation	27	16
Net periodic benefit cost	11	1	1
Settlements losses included in net periodic costs	(8)
Total Company contributions to multiemployer pension plans	55	50	47
Pension Plans
Defined benefit plan
Benefit obligation	694	758
Net periodic benefit cost	19	31	49
Settlements losses included in net periodic costs			(25)
Number of defined benefit plans	10
Fair value of plan assets	568	527
Actual return on plan assets	49	62
Curtailment losses included in net periodic costs		2
Discount rate (as a percent)	4.75%	4.00%
Expected long-term rate of return on plan assets (as a percent)	7.25%	7.25%	7.25%
Equity securities target allocation (as a percent)		50.00%	50.00%
Employer's contributions under defined benefit plans	33	36	92
Estimated future employer contributions in next fiscal year	41
Pension Plans | Level 1
Defined benefit plan
Equity securities (as a percent)	17.00%	84.00%
Pension Plans | Level 2
Defined benefit plan
Equity securities (as a percent)	83.00%	16.00%
Pension Plans | Fixed Income Securities [Member]
Defined benefit plan
Equity securities (as a percent)	76.00%	48.00%
Pension Plans | Fixed Income Securities [Member] | Minimum
Defined benefit plan
Equity securities (as a percent)	60.00%
Pension Plans | Fixed Income Securities [Member] | Maximum
Defined benefit plan
Equity securities (as a percent)	85.00%
Pension Plans | Equity Securities [Member]
Defined benefit plan
Equity securities (as a percent)	23.00%	50.00%
Pension Plans | Equity Securities [Member] | Minimum
Defined benefit plan
Equity securities (as a percent)	15.00%
Pension Plans | Equity Securities [Member] | Maximum
Defined benefit plan
Equity securities (as a percent)	40.00%
Pension Plans | Money Market Funds [Member]
Defined benefit plan
Equity securities (as a percent)	1.00%	2.00%
Tax-qualified funded pension plans
Defined benefit plan
Number of defined benefit plans	4
Unfunded nonqualified supplemental retirement plans
Defined benefit plan
Number of defined benefit plans	6
Multiemployer Plans, Pension [Member]
Defined benefit plan
Total Company contributions to multiemployer pension plans	$ 13	$ 12	$ 11